Lease (Tables)	6 Months Ended
Jun. 30, 2020
Lease [Abstract]
Schedule of components of finance leases obligation

For the six months ended June 30, 2020
(Unaudited)
Lease cost
Finance lease cost:
Depreciation	$23,909
Interest on lease liabilities	3,990
Operating lease cost	288,057
Short-term lease cost	31,868
Variable lease cost	-
Sublease income	-
Total lease cost	$347,824
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$270,434
Financing cash flows from finance leases	26,924
Right-of-use assets obtained in exchange for new operating lease liabilities	1,086,732
Weighted-average remaining lease term – finance leases	2.4 years
Weighted-average remaining lease term – operating leases	1.9 years
Weighted-average discount rate – finance leases	2.5%
Weighted-average discount rate – operating leases	8.0%

Schedule of maturity analysis of operating leases liabilities
June 30, 2020
(Unaudited)
Remaining periods ending December 31,
2020	$210,327
2021	458,159
2022	119,427
2023	12,286
Total future undiscounted cash flow	800,199
Less: Discount on operating lease liabilities	(60,386)
739,813
Less: Current portion of operating lease obligation	(419,875)
Non-current portion of operating lease liabilities	$319,938